INCOME TAXES	12 Months Ended
Jul. 31, 2017
Income Tax Disclosure [Abstract]
INCOME TAXES

4. INCOME TAXES:

Income taxes provided for the years ended July 31, 2017, 2016 and 2015 consist of the following:

	2017	2016	2015
Current:
Federal	$15,000	$69,000	$(492,000)
State and City	—	—	—
Deferred taxes:
Federal	966,000	727,000	1,570,000
State and City	—	—	(365,000)
Total provision	$981,000	$796,000	$713,000

Taxes provided for the years ended July 31, 2017, 2016 and 2015 differ from amounts which would result from applying the federal statutory tax rate to pre-tax income, as follows:

	2017	2016	2015
Income before income taxes	$2,906,539	$2,313,760	$2,921,682
Other-net	4,507	7,427	5,074
Adjusted pre-tax income	$2,911,046	$2,321,187	$2,926,756
Statutory rate	34%	34%	34%
Income tax provision at statutory rate	$989,756	$789,204	$995,097
Federal tax assessment	—	—	41,175
State and City income taxes, net of federal income tax benefit	—	—	—
State and City deferred income taxes	—	—	(365,000)
Other-net	(8,756)	6,796	41,728
Income tax provision	$981,000	$796,000	$713,000

On September 13, 2013, the U.S. Department of the Treasury and the Internal Revenue Service released final income tax regulations on the deduction and capitalization of expenditures related to tangible property (“tangible property regulations”). The tangible property regulations clarify and expand sections 162(a) and 263(a) of the Internal Revenue Code (“IRC”), which relate to amounts paid to acquire, produce, or improve tangible property. Additionally, the tangible property regulations provided final guidance under IRC section 167 regarding accounting for and retirement of depreciable property and regulations under IRC section 168 relating to the accounting for property under the Modified Accelerated Cost Recovery System. The tangible property regulations affect all taxpayers that acquire, produce, or improve tangible property, and generally apply to taxable years beginning on or after January 1, 2014. The Company implemented the tangible property regulations as of August 1, 2014 with the filing of its federal tax return due October 15, 2015.

For the year ended July 31, 2015, after implementing the tangible property regulations, the Company incurred a federal net operating loss of approximately $8,191,000. The Company was able to carryback approximately $1,582,000, generating a federal income tax refund receivable of $537,881. The remaining federal net operating loss approximating $6,580,000 and $5,446,000 as of July 31, 2016 and July 31, 2017, respectively, is available to offset future taxable income. In addition, as of July 31, 2016 and 2017, the Company had state and city net operating loss carryforwards of approximately $10,107,000 and $8,274,000, respectively, available to offset future state and city taxable income. The net operating loss carryforwards will begin to expire, if not used, in 2035.

The Company’s federal tax returns have been audited through the year ended July 31, 2013 and the New York State and New York City tax returns have been audited through July 31, 2012.

Generally, tax returns filed are subject to audit for three years by the appropriate taxing jurisdictions. The statute of limitations in each of the state jurisdictions in which the Company operates remain open until the years are settled for federal income tax purposes, at which time amended state income tax returns reflecting all federal income tax adjustments are filed. As of July 31, 2017, there were no income tax audits in progress that would have a material impact on the consolidated financial statements.

Significant components of the Company’s deferred tax assets and liabilities as of July 31, 2017 and 2016 are a result of temporary differences related to the items described as follows:

	2017		2016
	Deferred	Deferred	Deferred	Deferred
	Tax Assets	Tax Liabilities	Tax Assets	Tax Liabilities
Rental income received in advance	$240,974	$—	$158,199	$—
Net operating loss carryforward	1,851,535	—	2,235,743	—
Unbilled receivables	—	660,840	—	755,768
Property and equipment	—	7,347,278	—	6,950,048
Deferred revenue	—	—	347,083	—
Unrealized gain on marketable securities	—	189,882	—	136,184
Litigation deposit due from contractor	94,932	—	94,932	—
Other	373,559	—	389,043	—
	$2,561,000	$8,198,000	$3,225,000	$7,842,000
Net deferred tax liability		$5,637,000		$4,617,000

Management periodically assesses the realization of its net deferred tax assets by evaluating all available evidence, both positive and negative, associated with the Company and determining whether, based on the weight of that associated evidence, a valuation allowance for the deferred tax assets is needed. Based on this analysis, management has determined that it is more likely than not that future taxable income will be sufficient to fully utilize the federal deferred tax assets at July 31, 2017 and 2016.

New York State and New York City taxes for years through July 31, 2015 were calculated using the higher of taxes based on income or the respective capital-based franchise taxes. In April 2014, the New York State governor signed into law legislation overhauling the New York State franchise tax on corporations. The changes in the law were effective for the Company’s year ending July 31, 2016. The state capital-based tax will be phased out over a 7-year period. The Company anticipates New York State taxes will be based on capital through 2021, and New York City taxes will be based on capital for the foreseeable future. Capital based franchise taxes are recorded to administrative and general expense.

Due to the application of the capital-based tax while the net operating loss still applies, or due to the possible absence of State taxable income in the years beyond 2021 to which the State loss can be carried, the Company has not recorded the New York State or New York City tax benefit of its net operating loss carryforwards. Also, to reflect its expectation that reversal of temporary differences will not result in New York State or City tax based on income, as of July 31, 2016 the Company decreased the deferred tax asset, deferred tax liability, and deferred taxes on unrealized loss on available-for-sale securities by $380,000, $771,000 and $26,000, respectively, resulting in a State and City deferred tax benefit of $365,000.

Components of the deferred tax provision (benefit) for the years ended July 31, 2017, 2016 and 2015 consist of the following:

	2017	2016	2015
Tax depreciation exceeding book depreciation	$397,273	$553,647	$3,897,397
Net operating loss carryforward	384,208	11,453	(2,247,196)
Decrease (increase) of rental income received in advance	(82,775)	44,298	(50,032)
Increase (decrease) in unbilled receivables	(94,927)	(132,736)	19,211
Deferred revenue	347,083	396,667	(28,333)
Litigation deposit due from contractor	—	(94,932)	—
Other	15,138	(51,397)	(21,047)
	$966,000	$727,000	$1,570,000